UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09114

The Needham Funds, Inc.

(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York     10022-2606

(Address of principal executive offices)     (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-625-7071

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
Common Stocks (92.8%)

Business Services (3.2%)

Dice Holdings, Inc.*	55,000	$418,000
QuinStreet, Inc*	125,000	2,126,250
Resources Connection, Inc.*	50,000	958,500
SAIC, Inc.*	50,000	885,000
		4,387,750

Consumer (9.9%)
CarMax, Inc*	250,000	6,280,000
Dick's Sporting Goods, Inc.*	115,000	3,002,650
hhgregg, Inc.*	30,000	757,200
Luxottica Group SpA - ADR	80,000	2,142,400
Morton's Restaurant Group*	247,200	1,510,392
		13,692,642

Energy (1.9%)
Chesapeake Energy Corp.	90,000	2,127,600
Schlumberger Ltd.	7,500	475,950
		2,603,550

Financial Services (1.5%)
Financial Engines, Inc.*	41,120	694,928
Morgan Stanley	50,000	1,464,500
		2,159,428

Healthcare (27.3%)
Becton, Dickinson & Co.	47,000	3,700,310
CONMED Corp.*	135,000	3,214,350
Covidien Ltd.	43,750	2,199,750
Express Scripts, Inc.*	115,000	11,702,400
Gen-Probe, Inc.*	15,000	750,000
Palomar Medical Technologies, Inc.*	60,000	651,600
Phase Forward, Inc.*	25,000	326,750
Thermo Fisher Scientific, Inc.*	115,000	5,915,600
TomoTherapy, Inc.*†	210,000	716,100
Varian Medical Systems, Inc.*	125,000	6,916,250
Volcano Corp.*	75,000	1,812,000
		37,905,110

Industrial (2.3%)
Honeywell International, Inc.	20,000	905,400
Southwall Technologies, Inc.*†	728,000	1,128,400
Sypris Solutions, Inc.*	356,200	1,189,708
		3,223,508

Oil & Gas - Exploration & Production (1.2%)
Transocean, Ltd*†	20,000	1,727,600

Software (4.3%)
Actuate Corp.*†	500,000	2,795,000
Aspen Technology, Inc.*	250,000	2,562,500
PDF Solutions, Inc.*	125,929	549,051
		5,906,551

Technology (31.7%)
3Com Corp.*†	475,000	3,652,750
ANADIGICS, Inc.*	210,000	1,020,600
Brooks Automation, Inc.*	498,512	4,396,876
Eclipsys Corp.*	102,700	2,041,676
Electronics for Imaging, Inc.*	124,875	1,452,296
Electro Scientific Industries, Inc.*	198,500	2,542,785
Entegris, Inc.*	100,000	504,000
Entropic Communications, Inc.*	80,000	406,400
FSI International, Inc.*	22,200	85,914
Ikanos Communications*	50,000	150,000
Immersion Corp.*	300,000	1,500,000
Jabil Circuit, Inc.	87,500	1,416,625
Lattice Semiconductor Corp.*	136,364	500,456
Mattson Technology, Inc.*	91,000	420,420
MKS Instruments, Inc.*	100,000	1,959,000
National Semiconductor Corp.	180,000	2,601,000
Netezza Corp.*	175,000	2,238,250
Newport Corp.*	185,000	2,312,500
Nova Measuring Instruments Ltd.*	176,700	968,316
Orbotech Ltd.*	110,000	1,191,300
Parametric Technology Corp.*	175,000	3,158,750
Seagate Technology*	200,000	3,652,000
Sourcefire, Inc.*	10,000	229,500
Super Micro Computer, Inc.*	200,000	3,456,000
Supertex, Inc.*	10,000	255,900
TriQuint Semiconductor, Inc.*	50,000	350,000
Vishay Intertechnology, Inc.*†	100,000	1,023,000
Xyratex Ltd.*†	30,650	518,904
		44,005,218

Telecommunications/Cable (9.5%)
Acme Packet, Inc.*	44,450	856,996
ADC Telecommunications, Inc.*	100,000	731,000
Airvana, Inc.*†	222,500	1,704,350
Anaren, Inc.*	12,500	178,000
Comcast Corp., Class A	75,000	1,411,500
EMS Technologies, Inc.*	124,800	2,071,680
IPG Photonics Corp.*	50,000	740,000
SoundBite Communications, Inc.*	100,000	301,000
ViaSat, Inc.*	150,000	5,191,500
		13,186,026

Total Common Stocks
(Cost $93,945,570)		128,797,383

Short-Term Investment (7.6%)

Money Market Fund (7.6%)
Dreyfus Treasury Prime Cash Management, 0.00% (a)
(Cost $10,571,348)	10,571,348	10,571,348

Warrant (0.0%)

Technology (0.0%)
Quantel, SA, Strike Price 10.00, Expires 6/30/10
(Cost $0)	20,905	1,553

Total Investments (100.4%)
(Cost $104,516,918)		139,370,284

Total Securities Sold Short (-6.0%)
(Proceeds $7,382,652)		(8,349,019)

Other Assets in Excess of Liabilities (5.6%)		7,857,368

Net Assets (100.0%)		$138,878,633

(a)	Rate shown is the seven day yield as of March 31, 2010 and is less than 0.01%.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $5,943,261.
ADR	American Depositary Receipt.
SA	Société Anonyme (French corporation)
SpA	Società per Azìonì (Italian corporation)

See accompanying notes to Schedule of Investments.

Needham Growth Fund
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

	Shares	Value
Securities Sold Short (-5.4%)

Airline (-1.7%)
Allegiant Travel Co.*	40,000	$2,314,400

Chemicals (-0.8%)
Balchem Corp.	45,000	1,109,250

Financial Services (-1.4%)
Stifel Financial Corp.*	35,000	1,881,250

Software (-0.1%)
Ebix, Inc.*	7,500	119,775

Technology (-1.4%)
ANSYS, Inc.*	29,000	1,251,060
KLA-Tencor Corp.	10,000	309,200
NetScout Systems, Inc.*	31,150	460,709
		2,020,969

Total Securities Sold Short
(Proceeds $6,527,330)		7,445,644

Exchange Traded Funds Sold Short (-0.6%)
PowerShares QQQ
(Proceeds $855,322)	18,750	903,375

Total Securities & Exchange Traded Funds Sold Short (Proceeds $7,382,652)		8,349,019

Total Securities & Exchange Traded Funds Sold Short (-6.0%)		(8,349,019)

Total Investments (100.4%)		139,370,284

Other Assets in Excess of Liabilities (5.6%)		7,857,368

Net Assets (100.0%)		$138,878,633

*	Non-income producing security.

See accompanying notes to Schedule of Investments.

Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
Common Stocks (82.9%)

Business Services (6.3%)
Dice Holdings, Inc.*	15,000	$114,000
Iron Mountain, Inc.*	28,000	767,200
QuinStreet, Inc.*	25,000	425,250
Resources Connection, Inc.*	21,250	407,363
Ritchie Brothers Auctioneers, Inc.	6,000	129,120
		1,842,933

Consumer (8.4%)
Carmax, Inc.*	22,500	565,200
Dick's Sporting Goods, Inc.* †	20,000	522,200
hhgregg, Inc.*	27,000	681,480
Luxottica Group SpA - ADR	10,000	267,800
Morton's Restaurant Group*	70,000	427,700
		2,464,380

Financial Services (0.5%)
Financial Engines, Inc.*	8,174	138,141

Healthcare (28.3%)
Alliance HealthCare Services, Inc.*	55,000	309,100
Becton, Dickinson & Co.	8,000	629,840
Express Scripts, Inc.*	9,000	915,840
Gen-Probe, Inc.*	10,000	500,000
Gentiva Health Services, Inc.*	10,000	282,800
Gilead Sciences, Inc.*	20,000	909,600
Ista Pharmaceuticals, Inc.*	75,000	305,250
LeMaitre Vascular, Inc.*	53,480	240,660
Masimo Corp.*	25,000	663,750
NuVasive, Inc.*	11,500	519,800
Omnicell, Inc.*	24,200	339,526
Palomar Medical Technologies, Inc.*	25,000	271,500
Phase Forward, Inc.*	10,000	130,700
Solta Medical, Inc.* †	163,279	351,050
TomoTherapy, Inc.* †	20,000	68,200
Varian Medical Systems, Inc.*	18,000	995,940
Volcano Corp.*	35,000	845,600
		8,279,156

Industrial (2.4%)
Precision Castparts Corp.	5,500	696,905

Software (3.2%)
Actuate Corp.* †	120,000	670,800
PDF Solutions, Inc.*	61,715	269,077
		939,877

Technology (27.1%)
ANADIGICS, Inc.* †	87,500	425,250
Apple, Inc.*	3,000	704,790
Brooks Automation, Inc.*	55,000	485,100
DTS, Inc.*	6,500	221,260
Eclipsys Corp.*	20,530	408,136
Electro Scientific Industries, Inc.*	10,000	128,100
Electronics for Imaging, Inc.*	42,438	493,554
Entegris, Inc.*	30,000	151,200
Entropic Communications, Inc.*	35,000	177,800
Ikanos Communications*	17,100	51,300
Immersion Corp.*	100,000	500,000
Jabil Circuit, Inc.	20,000	323,800
Lattice Semiconductor Corp.*	68,182	250,228
Linear Technology Corp.	2,500	70,700
MKS Instruments, Inc.*	6,000	117,540
Netezza Corp.*	55,000	703,450
Nova Measuring Instruments Ltd.*	63,100	345,788
Parametric Technology Corp.*	27,000	487,350
Super Micro Computer, Inc.*	50,000	864,000
Supertex, Inc.*	5,000	127,950
Trimble Navigation Ltd.*	17,500	502,600
TriQuint Semiconductor, Inc.* †	30,000	210,000
Vishay Intertechnology, Inc.* †	20,000	204,600
		7,954,496

Telecommunications/Cable (6.7%)
Acme Packet, Inc.*	15,000	289,200
ADC Telecommunications, Inc.*	20,000	146,200
Airvana, Inc.*	35,000	268,100
Anaren, Inc.*	5,000	71,200
IPG Photonics Corp.*	5,000	74,000
Powerwave Technologies, Inc.*	215,000	268,750
SoundBite Communications, Inc.*	50,000	150,500
ViaSat, Inc.*	20,000	692,200
		1,960,150

Total Common Stocks
(Cost $17,117,496)		24,276,038

Short-Term Investment (17.6%)

Money Market Fund (17.6%)
Dreyfus Treasury Prime Cash Management, 0.00% (a)
(Cost $5,163,159)	5,163,159	5,163,159

Warrant (0.0%)

Technology (0.0%)
Quantel, SA, Strike Price 10.00, Expires 6/30/10
(Cost $0)	10,210	758

Total Investments ( 100.5%)
(Cost $22,280,655)		29,439,955

Total Securities Sold Short (-3.5%)
(Proceeds $982,662)		(1,039,937)

Other Assets in Excess of Liabilities (3.0%)		880,752

Net Assets (100.0%)		$29,280,770

(a)	Rate shown is the seven day yield as of March 31, 2010 and is less than 0.01%.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $2,246,291.
ADR	American Depositary Receipt.
SA	Sociètè Anonyme (French corporation)
SpA	Società per Azìonì (Italian corporation)

See accompanying notes to Schedule of Investments.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

	Shares	Value
Securities Sold Short (-3.2%)

Airlines (-0.7%)
Allegiant Travel Co.*	3,500	$202,510

Chemicals (-0.4%)
Balchem Corp.	4,500	110,925

Software (-0.6%)
Ebix, Inc.*	1,900	30,343
NetScout Systems, Inc.*	8,900	131,631
		161,974

Technology (-1.5%)
ANSYS, Inc.*	9,000	388,260
KLA-Tencor Corp.	2,000	61,840
		450,100

Total Securities Sold Short
(Proceeds $875,573)		925,509

Exchange Traded Funds Sold Short (-0.4%)
PowerShares QQQ
(Proceeds $107,089)	2,375	114,428

Total Securities & Exchange Traded Funds Sold Short (Proceeds $982,662)		1,039,937

Total Securities & Exchange Traded Funds Sold Short (-3.5%)		(1,039,937)

Total Investments (100.5%)		29,439,955

Other Assets in Excess of Liabilities (3.0%)		880,752

Net Assets (100.0%)		$29,280,770

*	Non-income producing security.

See accompanying notes to Schedule of Investments.

Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
Common Stocks (79.4%)

Apparel Retailing & Manufacturing (0.4%)
True Religion Apparel, Inc.*	2,000	$60,720

Consumer (2.6%)
CarMax, Inc.*	5,000	125,600
QuinStreet, Inc.*	17,500	297,675
		423,275

Defense (2.0%)
ICx Technologies Inc.*	31,500	219,555
iRobot Corp.*	7,500	113,700
		333,255

Financial Services (0.5%)
Financial Engines, Inc.*	4,594	77,639

Healthcare (18.6%)
Alliance HealthCare Services, Inc.*†	20,000	112,400
CONMED Corp.*	15,000	357,150
Express Scripts, Inc.*	4,000	407,040
Hansen Medical, Inc.*	35,000	80,150
Masimo Corp.*	5,000	132,750
NuVasive, Inc.*	5,000	226,000
Omnicell, Inc.*	10,000	140,300
Palomar Medical Technologies, Inc.*†	23,850	259,011
Phase Forward, Inc.*†	20,000	261,400
Solta Medical, Inc.*†	90,000	193,500
TomoTherapy, Inc.*†	60,000	204,600
Varian Medical Systems, Inc.*	7,500	414,975
Volcano Corp.*	10,000	241,600
		3,030,876

Industrial (0.6%)
Actuant Corp. - Class A	5,000	97,750

Oil & Gas - Exploration & Production (2.6%)
ATP Oil & Gas Corp.*	10,000	188,100
Carrizo Oil & Gas, Inc.*	7,500	172,125
Compton Petroleum Corp.*	75,000	70,500
		430,725

Software (5.0%)
ArcSight, Inc.*	10,000	281,500
Aspen Technology, Inc.*†	20,000	205,000
Callidus Software, Inc.*	40,000	145,200
PDF Solutions, Inc.*†	43,072	187,794
		819,494

Technology (36.9%)
3Com Corp.*†	40,000	307,600
ANADIGICS, Inc.*†	70,000	340,200
ATMI, Inc.*†	15,000	289,650
Brooks Automation, Inc.*†	30,000	264,600
Cognex Corp.	10,000	184,900
CyberOptics Corp.*	15,000	140,100
DTS, Inc.*	3,000	102,120
Eclipsys Corp.*	10,270	204,167
Electro Scientific Industries, Inc.*	22,500	288,225
Electronics for Imaging, Inc.*	15,000	174,450
Entegris, Inc.*†	15,000	75,600
Entropic Communications, Inc.*	22,000	111,760
Ikanos Communications*	15,000	45,000
Immersion Corp.*	60,000	300,000
Lattice Semiconductor Corp.*	34,090	125,110
Mattson Technology, Inc.*†	30,000	138,600
MKS Instruments, Inc.*†	25,000	489,750
Netezza Corp.*	30,000	383,700
Newport Corp.*†	10,000	125,000
Nova Measuring Instruments Ltd.*	57,300	314,004
PLX Technology, Inc.*†	60,000	316,200
Seagate Technology*	12,500	228,250
Sourcefire, Inc.*	3,000	68,850
Super Micro Computer, Inc.*	20,000	345,600
Supertex, Inc.*	5,000	127,950
Tessera Technologies, Inc.*	7,000	141,960
X-Rite, Inc.*†	35,000	106,050
Xyratex Ltd.*†	15,900	269,187
		6,008,583

Telecommunications/Cable (10.2%)
Acme Packet, Inc.*	15,000	289,200
ADC Telecommunications, Inc.*	20,000	146,200
Airvana, Inc.*	32,500	248,950
Anaren, Inc.*	7,500	106,800
Aruba Networks, Inc.*	5,000	68,300
EMS Technologies, Inc.*	17,500	290,500
IPG Photonics Corp.*	15,000	222,000
SoundBite Communications, Inc.*†	40,000	120,400
ViaSat, Inc.*	5,000	173,050
		1,665,400

Total Common Stocks
(Cost $8,957,313)		12,947,717

Short-Term Investment (20.6%)

Money Market Fund (20.6%)
Dreyfus Treasury Prime Cash Management, 0.00% (a)
(Cost $3,357,251)	3,357,251	3,357,251

Total Investments (100.0%)
(Cost $12,314,564)		16,304,968

Total Securities Sold Short (-8.0%)
(Proceeds $1,268,845)		(1,312,445)

Other Assets in Excess of Liabilities (8.0%)		1,312,867

Net Assets (100.0%)		$16,305,390

(a)	Rate shown is the seven day yield as of March 31, 2010 and is less than 0.01%.
*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,776,067.

See accompanying notes to Schedule of Investments.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

	Shares	Value
Securities Sold Short (-6.3%)

Airline (-1.8%)
Allegiant Travel Co.*	5,125	$296,533

Financial Services (-1.6%)
Stifel Financial Corp.*	5,000	268,750

Retail (-0.3%)
Buffalo Wild Wings, Inc.*	1,000	48,110

Technology (-2.6%)
ANSYS, Inc.*	4,250	183,345
KLA-Tencor Corp.	4,000	123,680
NetScout Systems, Inc.*	7,775	114,992
		422,017
Total Securities Sold Short
(Proceeds $1,009,953)		1,035,410

Exchange Traded Funds Sold Short (-1.7%)
PowerShares QQQ
(Proceeds $258,892)	5,750	277,035

Total Securities & Exchange Traded Funds Sold Short
(Proceeds $1,268,845)		1,312,445

Total Securities & Exchange Traded Funds Sold Short (-8.0%)		(1,312,445)

Total Investments (100.0%)		16,304,968

Other Assets in Excess of Liabilities (8.0%)		1,312,867

Net Assets (100.0%)		$16,305,390

*	Non-income producing security.

See accompanying notes to Schedule of Investments.

Needham Funds
Notes to Schedules of Investments
March 31, 2010
(Unaudited)

1.  Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Fund”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedules of Investments and Securities Sold Short (“Schedules”).  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Fund’s Fair Value Procedures are implemented and monitored by a Valuation Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Portfolio entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. The Portfolios did not enter into forward currency contracts during the period ended March 31, 2010.

Needham Funds
Notes to Schedules of Investments (continued)
March 31, 2010
(Unaudited)

Use of Estimates: The preparation of Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules. Actual results could differ from those estimates and those differences could be material.

Fair Value Measurements: Various inputs are used to determine the value of the Portfolios’ instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical assets.

Level 2 —	other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of March 31, 2010, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1- Quoted Prices(1)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$128,797,383	$24,276,038	$12,947,717
Short Term Investments	10,571,348	5,163,159	3,357,251
Warrants	1,553	758	-
Liabilities
Securities Sold Short(2)	(7,445,644)	(925,509)	(1,035,410)
Exchange Traded Funds Sold Short	(903,375)	(114,428)	(277,035)
Total	$131,021,265	$28,400,018	$14,992,523

(1) As of March 31, 2010, the Portfolios did not hold Level 2 or Level 3 investments.

(2) Please refer to the Schedules of Investments to view segregation by industry.

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06  (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures - Overall”.  New disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 roll forward of activity in fair value measurements is effective for interim and fiscal periods beginning after December 15, 2010.  The Fund has adopted a policy of recognizing significant transfers between Level 1 and Level 2 at the reporting period end.  For the period ended March 31, 2010, there were no significant transfers between Level 1 and Level 2.

Needham Funds
Notes to Schedules of Investments (continued)
March 31, 2010
(Unaudited)

3.  Temporary Borrowings

The Fund has entered into an agreement with JPMorgan Chase Bank, N.A for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets.

The Portfolios did not engage in any temporary borrowings during the period ended March 31, 2010.

4.  Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio’s investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

There were no repurchase agreement transactions by the Portfolios for the quarter ended March 31, 2010.

5.  Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on or before a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

Needham Funds
Notes to Schedules of Investments (continued)
March 31, 2010
(Unaudited)

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts. Such contracts include written put and call options, where the Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payout for the written put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.
.
The Portfolios did not hold options for the quarter ended March 31, 2010.

6.  Short Sale Transactions

During the quarter ended March 31, 2010, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2010, the market value of securities separately segregated to cover short positions was approximately $5,943,261, $2,246,291 and $3,776,067 for NGF, NAGF and NSCGF, respectively.  Additionally, the Portfolios have receivables for Deposit with Broker for Securities Sold Short of $7,547,498, $1,003,210, and $1,132,576 pledged as collateral with brokers in connection with open short positions for NGF, NAGF and NSCGF, respectively.  Securities sold short at March 31, 2010 and their related market values and proceeds are set forth in the preceding Schedules.

7.   Indemnification

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.   Federal Income Taxes

As of March 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, including proceeds from securities sold short and written options, for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation (Depreciation)
NGF	$97,531,706	$41,776,905	$(8,287,346)	$33,489,559
NAGF	21,323,149	7,212,092	(135,223)	7,076,869
NSCGF	11,074,945	4,022,525	(104,947)	3,917,578

9.  Subsequent Events

Management has evaluated subsequent events through the date of this filing.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By (Signature and Title) /s/ George A. Needham                                                                   m
                                           George A. Needham, President (Principal Executive Officer)

Date           May 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ George A. Needham                                                                   m
                                            George A. Needham, President (Principal Executive Officer)

Date           May 18, 2010

By (Signature and Title)  /s/ Glen W. Albanese                                                                                        e
                                            Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date           May 18, 2010